Asbestos - Summary of Changes in Insurance Receivable (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($) Rate	Mar. 31, 2013 AUD Rate
Asbestos Claims [Line Items]
Insurance receivable - Beginning Balance	$ 228.5	219.7
Insurance recoveries	(36.8)	(35.7)
Write-back of insurance receivable	11.9	11.5
Change in actuarial estimate	27.9	26.8
Gain on foreign currency exchange	0.1
Insurance receivable - Ending Balance	$ 231.6	222.3
Exchange rate, Beginning balance	0.9614	0.9614
Insurance recoveries, Exchange rate	0.9694	0.9694
Write-back of insurance receivable, Exchange rate	0.9717	0.9717
Change in actuarial estimate, Exchange rate	0.9597	0.9597
Exchange rate, Ending balance	0.9597	0.9597